PROVISIONS - Contingent Asset - "AFA Plus Project" Claim (Details) - AFA Plus Project $ in Millions	1 Months Ended
	Feb. 28, 2015 USD ($)	Dec. 19, 2018 ARS ($)
Provisions
Compensation proposed by AFA for investment and expenditures incurred	$ 12.5
Waiting period to receive the proposed compensation	1 year
Claims brought for prejudicial mediation procedure		$ 353